Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No.1)
Document Period End Date	Jul. 21, 2025
Entity File Number	001-31262
Entity Registrant Name	Asbury Automotive Group, Inc.
Entity Central Index Key	0001144980
Entity Tax Identification Number	01-0609375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2905 Premiere Parkway NW Suite 300
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	770
Local Phone Number	418-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ABG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false